T. ROWE PRICE European Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.9%
Common Stocks 0.9%
BAWAG Group  180,065 8,772
Total Austria (Cost
$7,009
)
8,772
DENMARK 4.5%
Common Stocks 4.5%
Novo Nordisk, Class B  225,397 36,346
ROCKWOOL, Class B  35,379 9,515
Total Denmark (Cost
$45,903
)
45,861
FINLAND 3.0%
Common Stocks 3.0%
Elisa  190,913 9,959
Sampo, Class A  218,615 9,634
Valmet  423,185 11,225
Total Finland (Cost
$29,627
)
30,818
FRANCE 12.5%
Common Stocks 12.5%
Airbus  148,771 21,914
EssilorLuxottica  78,235 15,739
Eurofins Scientific  149,854 10,307
LVMH Moet Hennessy Louis Vuitton  34,169 31,735
Remy Cointreau  50,184 8,615
Sartorius Stedim Biotech  31,971 10,003
Teleperformance  40,868 5,927
TotalEnergies  384,180 23,341
Total France (Cost
$104,231
)
127,581
GERMANY 16.8%
Common Stocks 15.8%
Daimler Truck Holding  336,043 12,612
Deutsche Telekom  1,120,628 24,431
Evotec (1) 275,239 7,250
Hannover Rueck  51,460 10,980
Infineon Technologies  257,280 11,304
Merck  52,172 9,168

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Puma (2) 138,757 9,377
SAP  194,298 26,504
Scout24  164,734 10,890
Siemens  157,498 26,844
Symrise  103,803 11,339
160,699
Preferred Stocks 1.0%
Volkswagen  75,122 9,952
9,952
Total Germany (Cost
$144,700
)
170,651
ITALY 7.5%
Common Stocks 7.5%
Davide Campari-Milano  722,333 9,715
De' Longhi  216,654 5,497
Enel  2,501,668 17,250
Ferrari  52,551 16,847
Intesa Sanpaolo  3,752,163 10,850
PRADA (HKD)  1,239,900 8,825
Prysmian  175,356 6,992
Total Italy (Cost
$55,893
)
75,976
NETHERLANDS 10.4%
Common Stocks 10.4%
Adyen (1) 5,212 9,674
Akzo Nobel  216,425 18,515
ASML Holding  57,572 41,237
ASR Nederland  170,540 7,730
Heineken  157,645 15,430
ING Groep  888,345 12,967
Total Netherlands (Cost
$75,331
)
105,553
NORWAY 2.1%
Common Stocks 2.1%
DNB Bank  422,579 8,708
Equinor  153,412 4,693
Storebrand  958,007 8,374
Total Norway (Cost
$20,915
)
21,775

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 1.8%
Common Stocks 1.8%
Jeronimo Martins  657,168 17,892
Total Portugal (Cost
$11,151
)
17,892
SPAIN 5.6%
Common Stocks 5.6%
Amadeus IT Group, Class A  243,609 17,476
Cellnex Telecom  297,401 12,146
Fluidra (2) 386,004 8,536
Iberdrola  1,545,554 19,291
Total Spain (Cost
$47,525
)
57,449
SWEDEN 6.2%
Common Stocks 6.2%
Assa Abloy, Class B  503,766 12,112
Boliden  275,002 8,088
Essity, Class B  644,112 15,972
Sandvik  418,970 8,510
Svenska Cellulosa, Class B  853,129 11,336
Swedbank, Class A  377,951 6,932
Total Sweden (Cost
$60,915
)
62,950
SWITZERLAND 10.8%
Common Stocks 10.8%
Alcon  194,040 16,511
Barry Callebaut  4,649 8,717
Julius Baer Group  130,087 9,214
Lonza Group  27,422 15,933
Partners Group Holding  10,203 11,454
Roche Holding  103,530 32,100
Zurich Insurance Group  32,072 15,507
Total Switzerland (Cost
$85,832
)
109,436
UNITED KINGDOM 16.3%
Common Stocks 16.3%
AstraZeneca  216,696 31,134
Bridgepoint Group  1,450,531 3,519

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Experian  419,551 16,214
Greggs  278,434 9,874
HSBC Holdings  3,202,681 26,603
Informa  760,815 7,403
London Stock Exchange Group  179,712 19,516
Shell  449,667 13,628
Smith & Nephew  598,180 9,100
Unilever  530,460 28,503
Total United Kingdom (Cost
$142,551
)
165,494
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.32% (3)(4) 12,223,563 12,224
Total Short-Term Investments (Cost $12,224) 12,224
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.32% (3)(4) 9,165,373 9,165
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,165
Total Securities Lending Collateral (Cost $9,165) 9,165
Total Investments in Securities 100.5%
(Cost $852,972) $ 1,021,597
Other Assets Less Liabilities (0.5)% (4,581)
Net Assets 100.0% $ 1,017,016
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
HKD Hong Kong Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 721++
Totals $ —# $ — $ 721+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 15,829  ¤  ¤ $ 21,389
Total $ 21,389^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $721 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,389.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE European Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE European Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 990,256 $ — $ 990,256
Preferred Stocks — 9,952 — 9,952
Short-Term Investments 12,224 — — 12,224
Securities Lending Collateral 9,165 — — 9,165
Total $ 21,389 $ 1,000,208 $ — $ 1,021,597

T. ROWE PRICE European Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F79-054Q3 07/23